Income Taxes (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income tax expense (benefit) from continuing operations
U.S. federal income tax expense at statutory rate	$ 65,500,000	$ 52,500,000	$ 81,500,000
U.S. state and local income tax expense, net of U.S. federal income tax effect	6,000,000	4,900,000	5,400,000
Non U.S.	0	0	200,000
Nondeductible charges	1,000,000	1,000,000	1,200,000
Recognition of purchased federal net operating losses	0	0	(5,700,000)
Other, net	(1,000,000)	(400,000)	(1,400,000)
Income tax expense	$ 71,488,000	$ 57,969,000	$ 81,189,000